Net Interest Income	12 Months Ended
Dec. 31, 2019
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Net Interest Income
3. NET INTEREST INCOME

	Group
	2019 £m	2018 £m	2017 £m
Interest and similar income:
Loans and advances to customers	5,230	5,458	5,494
Loans and advances to banks	137	202	164
Reverse repurchase agreements – non trading	244	124	20
Other	306	282	227

Total interest and similar income (1)	5,917	6,066	5,905

Interest expense and similar charges:
Deposits by customers	(1,540)	(1,433)	(1,330)
Deposits by banks	(134)	(117)	(35)
Repurchase agreements – non trading	(126)	(42)	(5)
Debt securities in issue	(678)	(721)	(590)
Subordinated liabilities	(137)	(142)	(134)
Other	(10)	(8)	(8)

Total interest expense and similar charges (2)	(2,625)	(2,463)	(2,102)

Net interest income	3,292	3,603	3,803

(1)	This includes £203m (2018: £209m) of interest income on financial assets at fair value through other comprehensive income.
(2)	This includes £310m (2018: £298m) of interest expense on financial assets at fair value through other comprehensive income.